Label	Element	Value
BNY Mellon Global Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

July 31, 2019

BNY MELLON ADVANTAGE FUNDS, INC.

– BNY Mellon Global Real Return Fund

Supplement to Summary Prospectus and Prospectus

Dated March 1, 2019

The following information supplements the information contained in "Annual Fund Operating Expenses," "Principal Investment Strategy" and "Principal Risks" in the summary prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Global Real Return Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, for so long as the fund invests in the subsidiary (described below), to waive the management fee it receives from the fund in the amount equal to the management fee paid to BNY Mellon Investment Adviser, Inc. by the subsidiary.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about September 13, 2019, the fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities.  The subsidiary has the same investment objective, investment adviser and sub-investment adviser as the fund.

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Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Subsidiary risk.  To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund's investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund.  Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the prospectus and could negatively affect the fund and its shareholders.  There also may be federal income tax risks associated with the fund's investment in the subsidiary.

Tax risk.  As a regulated investment company, the fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund intends to achieve investment exposure to global commodity markets primarily by investing in the subsidiary and commodity-linked derivative instruments.  The tax treatment of some of the fund's commodity-linked positions and the fund's investment in the subsidiary may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service that could affect the character, timing or amount of the fund's taxable income or any gains and distributions made by the fund.